Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue
19	Revenue

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group or as per agreement with corporate customer. The Group derives revenue from the transfer of services at a point in time. This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Business to business	12,975,199	16,636,471	29,398,523
Business to customers	4,232,163	6,215,792	13,598,566
	17,207,362	22,852,263	42,997,089

The following table presents the Group’s revenue reconciliation disaggregated by geographical location. Revenue by geographical location is based on where the transaction occurred.

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Egypt	13,545,819	20,970,829	39,734,817
KSA	3,600,308	1,881,434	3,262,272
UAE	61,235	—	—
	17,207,362	22,852,263	42,997,089